Consolidated Balance Sheets - USD ($)		Oct. 31, 2022	Oct. 31, 2021
Current Assets:
Cash and cash equivalent		$ 21,572,336	$ 10,354,441
Accounts receivable		3,955,311	7,826,711
Prepayments and other current assets		6,949,397	7,918,253
Due from related parties		951,655	16,246
Total Current Assets		33,428,699	26,115,651
Property and equipment, net		604,126	123,780
Prepayment and other non-current assets		1,538,591	946,272
Total Assets		35,571,416	27,185,703
Current Liabilities:
Current maturity of long-term bank loan		880,631	899,581
Accounts payable		750,471	488,442
Advance from customers		10,067,278	6,182,479
Accrued expenses and other liabilities		8,492,923	5,945,110
Taxes payable		10,939	1,905
Due to related parties		2,976,902	6,924,224
Total Current Liabilities		23,179,144	20,441,741
Long-term bank loan		2,366,626	3,369,806
Deferred tax liability		1,293	1,634
Total Liabilities		25,547,063	23,813,181
COMMITMENTS AND CONTINGENCIES
Total Equity:
Ordinary shares, $0.0001 par value, 500,000,000 shares authorized, 50,000,000 shares issued and outstanding at October 31, 2022 and 2021, respectively*	[1]	5,000	50,000
Additional paid-in capital	[1]	152,550	100,131
Retained earnings		4,376,698	433,784
Total Shareholders’ Equity		4,534,248	583,915
Non-controlling interest		5,490,105	2,788,607
Total Equity		10,024,353	3,372,522
Total Liabilities and Equity		$ 35,571,416	$ 27,185,703

[1]	Shares and per share data are presented on a retroactive basis to give effect to the reverse recapitalization.